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VIA EDGAR



August 1, 2006


Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:   Variable Annuity Account Five ("Registrant")
      AIG SunAmerica Life Assurance Company ("Depositor")
      Seasons Variable Annuity
      Seasons Select II Variable Annuity
      File No. 333-08859 and 811-07727


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectuses and Statement of Additional Information dated July 31, 2006 for Registrant on behalf of the Seasons Variable Annuity and the Seasons Select II Variable Annuity contain no changes from the form of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 33 under the Securities Act of 1933 and Amendment No. 34 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on July 28, 2006, via EDGAR.

Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6560.

Very truly yours,



/s/ Chad Fickett
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Chad Fickett
Senior Counsel